Dividend income (Tables)	12 Months Ended
Dec. 31, 2021
Dividend income
Schedule of Dividend income

	2019	2020	2021

Equity instruments classified as:

Financial assets at fair value through profit or loss	44	40	28
Of which:
NAFTRAC (Exchange-traded fund or ETF)	36	36	9
Grupo Cementos de Chihuahua, S.A.B. de C.V.	7	3	1
Fomento Económico Mexicano, S.A.B. de C.V.	—	1	—
Wal-Mart de México, S.A.B. de C.V.	1	—	1
Organización Soriana, S.A.B. de C.V.	—	—	17

Financial assets at fair value through other comprehensive income	191	206	199
Of which:
Controladora Prosa, S.A. de C.V.	54	73	64
Trans Unión de México, S.A.	93	88	88
Bolsa Mexicana de Valores, S.A.B. de C.V.	25	25	29
Dun & Bradstreet de México, S.A. de C.V.	18	20	18
Others	1	—	—
	235	246	227